Leases (Details)	Dec. 31, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Lease rent per month	$ 11,625
From November 2026 to October 2027
Lessee, Lease, Description [Line Items]
Lease rent per month	11,883
From November 2027 until expiration
Lessee, Lease, Description [Line Items]
Lease rent per month	$ 12,142